INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member] - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Percentage		11.00%	13.00%	14.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		7.00%	11.00%	9.00%
Other Customers [Member]
Concentration Risk [Line Items]
Percentage	[1]	32.00%	16.00%	21.00%
Minimum [Member] | Six Customers [Member]
Concentration Risk [Line Items]
Percentage		4.00%	3.00%	3.00%
Maximum [Member] | Six Customers [Member]
Concentration Risk [Line Items]
Percentage		7.00%	9.00%	9.00%

[1]	Represents aggregated revenue to six customers that accounted for between 4% and 7% of total revenue during 2025, to three customers that accounted for between 3% and 9% of total revenue during 2024, and to three customers that accounted for between 3% and 9% of total revenue during 2023.